Other Disclosures - Severance Payments (Narrative) (Details) - Executive Management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholdings By Board Of Directors And Executive Management [Line items]
Employee notice period	1 year
Bottom of range
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	1 year
Top of range
Shareholdings By Board Of Directors And Executive Management [Line items]
Number of period, termination severance payment	2 years
Termination compensation period due to change in control	2 years
Total impact on financial position on termination of services	$ 19	$ 17	$ 15